Cover Page	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	AppLovin Corporation
Entity Central Index Key	0001751008
Entity Small Business	false
Entity Emerging Growth Company	false